DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]	For designated cash flow hedges the following table shows when the Group’s hedged cash flows are exp

2017	0-1 years £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	5-10 years £m	10-20 years £m	Over 20 years £m	Total £m
Hedged forecast cash flows expected to occur:
Forecast receivable cash flows	346	515	682	492	395	701	55	46	3,232
Forecast payable cash flows	(475)	(654)	(592)	(552)	(406)	(1,150)	(627)	(163)	(4,619)
Hedged forecast cash flows affect profit or loss:
Forecast receivable cash flows	307	562	648	448	466	684	63	54	3,232
Forecast payable cash flows	(680)	(640)	(556)	(505)	(377)	(1,085)	(612)	(164)	(4,619)
2016	0-1 years £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	5-10 years £m	10-20 years £m	Over 20 years £m	Total £m
Hedged forecast cash flows expected to occur:
Forecast receivable cash flows	172	198	415	372	391	1,215	102	45	2,910
Forecast payable cash flows	(565)	(722)	(692)	(599)	(429)	(1,541)	(806)	(262)	(5,616)
Hedged forecast cash flows affect profit or loss:
Forecast receivable cash flows	211	223	418	363	472	1,070	99	54	2,910
Forecast payable cash flows	(777)	(713)	(671)	(521)	(415)	(1,477)	(787)	(255)	(5,616)

At fair value [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of Total Derivative Financial Instruments [Text Block]	The fair values and notional amounts of derivative instruments are set out in the following table:

	31 December 2017			31 December 2016
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	31,716	1,023	789	38,072	1,149	1,383
Currency swaps	223,624	3,157	3,534	288,441	6,903	6,382
Options purchased	8,191	580	–	15,192	808	–
Options written	6,684	–	627	18,342	–	1,016
	270,215	4,760	4,950	360,047	8,860	8,781
Interest rate contracts:
Interest rate swaps	2,264,834	15,791	15,364	2,160,535	19,780	18,862
Forward rate agreements	239,797	5	1	628,962	13	87
Options purchased	32,097	2,329	–	39,509	3,251	–
Options written	32,817	–	2,524	39,847	–	3,400
Futures	35,542	9	7	114,284	6	3
	2,605,087	18,134	17,896	2,983,137	23,050	22,352
Credit derivatives	4,568	77	423	8,098	381	659
Equity and other contracts	25,150	982	1,242	43,218	1,135	1,168
Total derivative assets/liabilities – trading and other	2,905,020	23,953	24,511	3,394,500	33,426	32,960
Hedging
Derivatives designated as fair value hedges:
Currency swaps	1,327	19	38	1,454	19	22
Interest rate swaps	109,670	1,145	407	194,416	1,462	737
	110,997	1,164	445	195,870	1,481	759
Derivatives designated as cash flow hedges:
Interest rate swaps	549,099	597	1,053	384,182	814	1,166
Futures	73,951	–	1	53,115	–	3
Currency swaps	7,310	120	114	8,121	417	36
	630,360	717	1,168	445,418	1,231	1,205
Total derivative assets/liabilities – hedging	741,357	1,881	1,613	641,288	2,712	1,964
Total recognised derivative assets/liabilities	3,646,377	25,834	26,124	4,035,788	36,138	34,924